INCOME TAX - Unrecognized Income Tax Benefits - Reconciliation (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	$ 10.1	₽ 580	₽ 37	₽ 97
Increases/(decreases) related to prior years tax positions	1.4	85	469	(13)
Increases related to current year tax positions	0.7	41	74	10
Settlements	(7.2)	(416)		(57)
Balance at the end of the period	$ 5.0	₽ 290	₽ 580	₽ 37